Derivative Financial Instruments and Hedging - Summary of Notional Amounts and Fair Value (Q3) (Details) - USD ($) $ in Millions	Sep. 30, 2018	Dec. 31, 2017
Derivative [Line Items]
Gross notional amount	$ 1,583.0	$ 1,184.8
Derivative, Fair Value, Net	(1.3)	5.6
Other current assets
Derivative [Line Items]
Derivative asset fair value	4.7	5.6
Other current liabilities
Derivative [Line Items]
Liabilities at fair value	(6.0)	0.0
Designated
Derivative [Line Items]
Gross notional amount	787.0	805.1
Derivative, Fair Value, Net	(6.0)	3.5
Designated | Other current assets
Derivative [Line Items]
Derivative asset fair value	0.0	3.5
Designated | Other current liabilities
Derivative [Line Items]
Liabilities at fair value	(6.0)	0.0
Non-Designated
Derivative [Line Items]
Gross notional amount	796.0	379.7
Derivative, Fair Value, Net	4.7	2.1
Non-Designated | Other current assets
Derivative [Line Items]
Derivative asset fair value	4.7	2.1
Non-Designated | Other current liabilities
Derivative [Line Items]
Liabilities at fair value	$ 0.0	$ 0.0